Related Party Transactions (Details) - Schedule of Other Payables – Related Party - USD ($)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Schedule of Other Payables – Related Party [Line Items]
Other payables & related party	$ 731,216	$ 580,000
Wei Zhang Member]
Schedule of Other Payables – Related Party [Line Items]
Relationship	Chairman of the Board and Director of the Company
Nature	Interest-free loan, due on demand
Other payables & related party	$ 198,110
Hui Xu [Member]
Schedule of Other Payables – Related Party [Line Items]
Relationship	General Manager of CACM
Nature	Interest-free loan, due on demand
Other payables & related party	$ 530,000	580,000
Louis Luo [Member]
Schedule of Other Payables – Related Party [Line Items]
Relationship	Director and Chief Executive Officer of the Company
Nature	Interest-free loan, due on demand
Other payables & related party	$ 3,106